DEBENTURES	12 Months Ended
Dec. 31, 2013
DEBENTURES [Abstract]
DEBENTURES
NOTE 13	-	DEBENTURES

A.	Composition by repayment schedule (carrying amount):

	As of December 31, 2013
	Interest rate	2014	2015	2016
Debentures Series D	8%	$6,441	$6,441	$6,441
Debentures Series F	7.8%	--	57,041	57,041
Jazz's 2010 Notes (as defined in D below)	8%	--	81,181	--
		$6,441	$144,663	$63,482

The outstanding principal amounts of the debentures as of December 31, 2013 and 2012 were approximately $345,000 and $349,000, respectively.

The Tower debentures and interest thereon are unsecured and subordinated to Tower's existing and future secured indebtedness, including indebtedness to the Israeli Banks under the Facility Agreement - see Note 16A(1), and to the government of Israel - see Note 8B. For details in regards to Jazz Notes, see D below.

If on a payment date of the principal or interest on any series of the Tower debentures, there is a breach of certain covenants and conditions under the Facility Agreement, the dates for payment of interest and principal on the debentures may be postponed until such covenant or condition is satisfied.

B.	Debentures Series D and E Issued in 2007

During 2007, Tower issued (i) $27,000 aggregate principal amount of long-term non-convertible debentures, repayable in six equal annual installments beginning in December 2011 and ending in December 2016, linked to the CPI and carrying an annual interest rate of 8% ("Series D"); and (ii) $ 30,000 aggregate principal amount of long-term convertible-debentures payable in December 2012, linked to the CPI, carrying an annual interest of 8% ("Series E").

During 2012, Series E convertible debentures were fully paid and the debentures were fully redeemed.

Series D non-convertible debenture outstanding principal amounts as of December 31, 2013 and 2012 were approximately $20,000 and $25,000, respectively.

C.	Debentures Series F

In 2010 and 2012, Tower issued long-term debentures, which are fully linked to the US dollar, carry an interest rate of 7.8% per annum payable semiannually, are repayable in two equal installments in December 2015 and December 2016, and are convertible into Tower's ordinary shares during the period commencing September 2012 and ending December 2016.

The outstanding principal amount of Series F as of December 31, 2013 and 2012 was approximately $231,000.

Commencing the initial issuance date of Series F in October 2010 and until September 2012, said debentures were not convertible into ordinary shares of Tower. Commencing September 2012 and until its final maturity date, Series F can be convertible into Tower's ordinary shares, at the election of each of its holders, with a conversion ratio of 38.21 NIS par value of debentures into one ordinary share. The conversion price was calculated at a 20% premium over the average of Tower's share price over the 15 days prior to September 18, 2012. The determination of the conversion ratio triggered the examination of whether a contingent Beneficial Conversion Feature ("BCF") existed as of past issuance dates of these debentures. In accordance with ASC 470-20 (formerly EITF 98-5 and EITF 00-27), and specifically the guidance over "Contingently Adjustable Conversion Ratios", the Company concluded that a BCF existed. The BCF, in accordance with such guidance, amounted to approximately $110,000 which is classified as an increase in shareholders' equity with a corresponding decrease by the same amount in the carrying values of Series F presented in long term liabilities. The $110,000 decrease in Series F's liability amount is considered a debt discount to be amortized over the remaining term of said debentures using the effective interest method, resulting in interest being recognized at increasing amounts as time passes with the largest effect being recognized in 2015 and 2016. In June 2013, following the rights offering described in Note 17H, the conversion rate was adjusted to NIS 36.276 in accordance with the terms of the indenture.

D.	Notes Issued By Jazz in 2010

In July 2010, Jazz issued notes in the principal amount of approximately $94,000 due June 2015 (the "2010 Notes").   Interest on the 2010 Notes at a rate of 8% per annum is payable semiannually.

As of December 31, 2013 and 2012, approximately $94,000 in principal amount of the 2010 Notes was outstanding.

The Jazz Credit Line Agreement imposes certain limitations on the ability to repay the notes and/or to incur additional indebtedness without Wells Fargo's consent. Any default on payment of the notes at maturity would trigger a cross default under the Credit Line Agreement, which would permit the lenders to accelerate the obligations thereunder, potentially requiring to repay or refinance the Credit Line Agreement.

The Jazz debentures constitute unsecured obligations of Jazz, rank on parity in right of payment with all other unsecured indebtedness of Jazz, are effectively subordinated to all Jazz's existing and future secured indebtedness to the extent of the value of the collateral securing such indebtedness, including indebtedness to Wells Fargo under the Credit Line Agreement, see Note 12C. Jazz debentures are not guaranteed by Tower. Jazz's obligations under the debentures are guaranteed by Jazz's wholly owned domestic subsidiaries.